Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Accrued expenses	$ 364	$ 598
Capitalized costs	3,321
Deferred rent	540	505
Investments		30
Net operating losses	677	353
Reserves	173	178
Equity-based compensation	770	389
Uncertain Tax Positions		86
Deferred tax assets	5,845	2,139
Valuation Allowance	(370)	(114)
Net deferred tax asset	5,475	2,025
Deferred tax liabilities:
Property & equipment	(770)	(315)
Intangible assets	(4,271)	(6,230)
Deferred tax liabilities	(5,041)	(6,545)
Deferred tax asset (liability)	$ 434	$ 4,520